Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000096616
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	1.00%	1.06%	1.24%
C000096618
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	1.66%	0.77%	0.72%
C000096619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000096620
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000096616
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	1.52%	1.47%
Without Sales Load [Member] | C000096618
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%	0.77%	0.72%
Without Sales Load [Member] | C000096619
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	1.72%	1.64%
Without Sales Load [Member] | C000096620
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	1.80%	1.74%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.42%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.42%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.42%
DWS Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.42%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	1.57%	1.46%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	1.27%	1.56%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	1.57%	1.46%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	1.27%	1.56%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	1.57%	1.46%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	1.27%	1.56%
DWS Index: Bloomberg 1-Year General Obligation Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.06%	1.57%	1.46%
DWS Index: Bloomberg 3-Year (2-4) Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.64%	1.27%	1.56%